Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	TEC Distribution LLC [Member]	N&S Supply of Fishkill, Inc. [Member]	Makdad Industrial Supply Co Inc [Member]	Acme Refrigeration of Baton Rouge LLC [Member]	Common Stock Makdad Industrial Supply Co Inc [Member]	Common Stock Acme Refrigeration of Baton Rouge LLC [Member]	Common Stock, Class B Common Stock and Preferred Stock	Common Stock, Class B Common Stock and Preferred Stock Makdad Industrial Supply Co Inc [Member]	Common Stock, Class B Common Stock and Preferred Stock Acme Refrigeration of Baton Rouge LLC [Member]	Paid-In Capital	Paid-In Capital N&S Supply of Fishkill, Inc. [Member]	Paid-In Capital Makdad Industrial Supply Co Inc [Member]	Paid-In Capital Acme Refrigeration of Baton Rouge LLC [Member]	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest	Non-controlling Interest TEC Distribution LLC [Member]
Beginning balance at Dec. 31, 2019	$ 1,714,767							$ 21,533			$ 907,877				$ (39,050)	$ 632,507	$ (87,440)	$ 279,340
Beginning balance (in shares) at Dec. 31, 2019								38,194,056
Net income	323,172															269,579		53,593
Other comprehensive gain (loss)	6,734														4,183			2,551
Issuances of restricted shares of common stock								$ 92			(92)
Issuances of restricted shares of common stock (in shares)								184,265
Forfeitures of restricted shares of common stock								$ (2)			2
Forfeitures of restricted shares of common stock (in shares)								(3,589)
Common stock contribution to 401(k) plan	4,543							$ 13			4,530
Common stock contribution to 401(k) plan (in shares)								25,216
Stock issuances from exercise of stock options and employee stock purchase plan	21,600							$ 72			21,528
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)								144,894
Retirement of common stock	(4,642)							$ (11)			(4,631)
Retirement of common stock (in shares)								(23,148)
Share-based compensation	21,862										21,862
Distributions to non-controlling interest	(42,401)																	(42,401)
Cash dividends declared and paid on Common and Class B common stock	(265,713)															(265,713)
Adjustment to fair value of Common stock issued for N&S Supply of Fishkill, Inc.			$ (161)									$ (161)
Ending balance at Dec. 31, 2020	1,779,761							$ 21,697			950,915				(34,867)	636,373	(87,440)	293,083
Ending balance (in shares) at Dec. 31, 2020								38,521,694
Net income	498,735															418,945		79,790
Other comprehensive gain (loss)	1,225														691			534
Issuances of restricted shares of common stock								$ 97			(97)
Issuances of restricted shares of common stock (in shares)								194,643
Forfeitures of restricted shares of common stock								$ (28)			28
Forfeitures of restricted shares of common stock (in shares)								(57,089)
Common stock contribution to 401(k) plan	5,154							$ 11			5,143
Common stock contribution to 401(k) plan (in shares)								22,752
Stock issuances from exercise of stock options and employee stock purchase plan	22,180							$ 69			22,111
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)								136,641
Retirement of common stock	(2,257)							$ (4)			(2,253)
Retirement of common stock (in shares)								(7,898)
Common stock issued				$ 997	$ 2,551				$ 2	$ 4			$ 995	$ 2,547
Common stock issued (in shares)						3,627	8,492
Share-based compensation	24,531										24,531
Distributions to non-controlling interest	(61,980)																	(61,980)
Investment in TEC Distribution LLC		$ 21,040																	$ 21,040
Cash dividends declared and paid on Common and Class B common stock	(295,044)															(295,044)
Common Stock Released From Escrow Shares								(23,230)
Common Stock Released From Escrow Value	522							$ (12)			12					522
Ending balance at Dec. 31, 2021	1,997,415							$ 21,836			1,003,932				(34,176)	760,796	(87,440)	332,467
Ending balance (in shares) at Dec. 31, 2021								38,799,632
Net income	703,696															601,167		102,529
Other comprehensive gain (loss)	(20,305)														(13,534)			(6,771)
Issuances of restricted shares of common stock								$ 72			(72)
Issuances of restricted shares of common stock (in shares)								143,059
Forfeitures of restricted shares of common stock								$ (7)			7
Forfeitures of restricted shares of common stock (in shares)								(13,000)
Common stock contribution to 401(k) plan	6,746							$ 11			6,735
Common stock contribution to 401(k) plan (in shares)								21,560
Stock issuances from exercise of stock options and employee stock purchase plan	20,802							$ 60			20,742
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)								120,696
Retirement of common stock	(87,488)							$ (161)			(87,327)
Retirement of common stock (in shares)								(322,060)
Share-based compensation	29,043										29,043
Distributions to non-controlling interest	(69,184)																	(69,184)
Cash dividends declared and paid on Common and Class B common stock	(332,447)															(332,447)
Ending balance at Dec. 31, 2022	$ 2,248,278							$ 21,811			$ 973,060				$ (47,710)	$ 1,029,516	$ (87,440)	$ 359,041
Ending balance (in shares) at Dec. 31, 2022								38,749,887